AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 21, 1999
                                        INVESTMENT COMPANY ACT FILE NO. 811-4710
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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

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                                    FORM N-2

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 21

                          THE ASIA PACIFIC FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

              GATEWAY CENTER THREE, NEWARK, NEW JERSEY 07102-4077
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (973) 367-7521
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                DEBORAH A. DOCS
                          THE ASIA PACIFIC FUND, INC.
                              GATEWAY CENTER THREE
                         NEWARK, NEW JERSEY 07102-4077
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)



If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)
     [ ] when declared effective pursuant to section 8(c)

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     [ ] This form is filed to register additional securities for an offering pursuant to Rule 426(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is - ___.

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                                     PART C


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     Registrant's Amended and Restated By-Laws, as adopted May 7, 1999 by the Registrant's Board of Directors, and the new Management Agreement between Registrant and Baring Asset Management (Asia) Limited dated May 7, 1999 are filed herewith as new Exhibits 2(b) and 2(g), respectively.

                                   SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this amendment to its registrant statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of Newark, and State of New Jersey, on the 21st day of June 1999.


                                              THE ASIA PACIFIC FUND, INC.





                                             By /s/ ROBERT F. GUNIA
                                                -------------------------------
                                                Robert F. Gunia
                                                Director, Vice President and
                                                Treasurer




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                                 EXHIBIT INDEX


EXHIBIT NO.         DESCRIPTION                             METHOD OF FILING
-------------       -----------------------------           -------------------
2(b)                Amended and Restated By-Laws dated      Filed Herewith
                    May 7, 1999.

2(g)                Management Agreement between            Filed Herewith
                    Registrant and Baring Asset Management
                    (Asia) Limited dated May 7, 1999